Intangibles (Tables)	12 Months Ended
Dec. 31, 2017
Intangibles
Schedule of changes in intangibles

	Goodwill	Concessions	Right of use	Software	Total
Balance at December 31, 2015	2,956	1,814	207	347	5,324

Additions	—	1,100	1	13	1,114
Disposals	—	(12)	—	—	(12)
Amortization	—	(248)	(2)	(153)	(403)
Impairment of discontinued operations (note 14)	(30)	—	—	—	(30)
Translation adjustment	188	570	9	61	828
Transfers	—	77	(68)	74	83
Effect of discontinued operations
Transfer to net assets held for sale	(33)	—	—	—	(33)

Balance at December 31, 2016	3,081	3,301	147	342	6,871

Cost	3,081	4,467	222	1,570	9,340
Accumulated amortization	—	(1,166)	(75)	(1,228)	(2,469)

Balance at December 31, 2016	3,081	3,301	147	342	6,871

Additions	—	980	—	26	1,006
Disposals	—	(9)	—	—	(9)
Amortization	—	(209)	(2)	(142)	(353)
Translation adjustment	65	(79)	7	3	(4)
Merger of Valepar (note 29)	964	—	—	—	964
Transfers	—	18	—	—	18

Balance at December 31, 2017	4,110	4,002	152	229	8,493

Cost	4,110	5,075	241	1,554	10,980
Accumulated amortization	—	(1,073)	(89)	(1,325)	(2,487)

Balance at December 31, 2017	4,110	4,002	152	229	8,493

Schedule of estimated useful lives of intangibles
Useful life
Concessions	3 to 50 years
Right of use	22 to 31 years
Software	5 years